Stock Based Compensation (Details) - USD ($)		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 18, 2013	Nov. 30, 2012	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Sep. 30, 2014	Sep. 30, 2013
Stock Based Compensation (Textual)
Recognized stock-based compensation expense			$ 147,299	$ 340,372	$ 478,079	$ 1,448,762	$ 2,094,970	$ 2,242,606
Share based compensation, options granted					575,000	575,000	575,000	575,000
Share based compensation, number of shares vested					160,986	335,000	6,266,334	5,832,400
Share based compensation, Value of shares issued to CFO							$ 14,500
Share based compensation, Number of shares issued to CFO					35,000		2,500
Share based compensation, recognized through vesting of common stock options					$ 305,532		$ 998,917	$ 1,349,809
Share-based compensation, from amortization of prepaid consulting fees					91,000	$ 808,942	$ 1,081,553	$ 403,071
Share-based compensation, recognized on modification of certain options previously granted		$ 489,726
Employee Stock Option [Member]
Stock Based Compensation (Textual)
Share based compensation, recognized through vesting of common stock options						$ 625,320
Share-based compensation, from amortization of prepaid consulting fees					$ 81,547
Chief Financial Officer [Member]
Stock Based Compensation (Textual)
Share based compensation, options granted	2,500					2,500
Share based compensation, recognized through vesting of common stock options						$ 14,500